Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Warrants to Purchase of Ordinary Shares were Issued and Outstanding	The Company did not issue any additional warrants in 2023 and 16,884 warrants expired during the third quarter of 2023.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2022	220,182	$2.45	0.55
Issued during the year	-	-	-
Expired during the year	(176,682)	-	-
Outstanding - September 30, 2023	43,500	2.45	0.87
Exercisable - September 30, 2023	43,500	$2.45	$0.87
The company did not issue any additional warrants in 2022 and 597,522 warrants expired during 2022.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding – December 31, 2021	817,704	$2.45	1.11
Issued during the year	—	—	—
Expired during the year	(597,522)	—	—
Outstanding – December 31, 2022	220,182	2.45	0.55
Exercisable – December 31, 2022	220,182	$2.45	0.55